Revenue and Contracts with Customers (Details) - Schedule of summarizes revenue disaggregation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 2,602,689	$ 4,245,080	$ 13,645,030	$ 17,627,097
Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation			2,945,946	3,258,158
Non-Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 1,923,120	$ 3,076,750	$ 10,699,084	$ 14,368,939